OTHER ASSETS	3 Months Ended
Mar. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS

6.	OTHER ASSETS

The following table sets forth the components of the Company’s other assets at March 31, 2022 and December 31, 2021:

	March 31, 2022	December 31, 2021

Capitalized website development costs	424,224	411,800
Prepublication costs	154,786	152,286
Produced and licensed content costs	186,052	76,701
Deposits	74,692	76,052
Other noncurrent assets	–	4,321
Total other assets	839,754	721,160

No amortization expense has yet to be recognized for website development costs, prepublication costs and produced and licensed content costs as these properties were still in development as of March 31, 2022.